Employee benefits (Details 2) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 687	$ 2,462	$ 1,642
Fair value of plan assets	(592)	(1,703)	(1,101)
Recognized liability for defined benefits obligations	95	759	541
Liability for other long-term benefits	15	4	148
Total recognized liabilities	110	763	689
Assets designed for payment of benefits for employees			(4)
Net position from employee benefits	110	763	685
Unfunded Plan [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	316	673	572
Funded Plan [Member]
Disclosure of defined benefit plans [line items]
Total present value of defined benefits obligations (post-employment)	$ 371	$ 1,789	$ 1,070